Above Market Acquired Charters	6 Months Ended
Jun. 30, 2013
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters

On March 20 and March 27, 2013 the Partnership acquired the shares of Hercules Container Carrier S.A. and Iason Container Carrier S.A., the vessel owning companies of M/V Aristotelis (renamed Hyundai Premium) and M/V Atalos (renamed Hyundai Paramount), respectively, from CMTC with outstanding time charters which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,707 and $19,768, respectively, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date (Note 3).

On December 22, 2012 the Partnership acquired the shares of Agamemnon Container Carrier Corp and Archimidis Container Carrier Corp., the vessel owning companies of M/V Agamemnon and M/V Archimidis, from CMTC with outstanding time charters which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the unaudited condensed consolidated balance sheet as of the acquisition date.

For the six months period ended June 30, 2013 and 2012, revenues included a reduction of $5,579 and $3,909 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Attalos	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	39,475
Amortization	(2,656)	(1,230)	(429)	(396)	(471)	(397)	(5,579)
Carrying amount as at June 30, 2013	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616

 As of June 30, 2013 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $81,616 and will be amortized in future years as follows:

For the twelve month period ended June 30,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Aristotelis	M/V Atalos	Total
2014	$5,357	$1,863	$863	$796	$1,668	$1,670	$12,217
2015	5,357	—	863	796	1,668	1,670	10,354
2016	5,372	—	72	241	1,668	1,670	9,023
2017	5,357	—	—	—	1,668	1,670	8,695
2018	5,357	—	—	—	1,668	1,670	8,695
Thereafter	10,715	—	—	—	10,896	11,021	32,632
Total	$37,515	$1,863	$1,798	$1,833	$19,236	$19,371	$81,616